Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net [Text Block]
NOTE 4 - ACCOUNTS RECEIVABLE, NET
Accounts receivable consist of the following:

	December 31, 2012	December 31, 2011
Accounts receivable	$8,236	$4,884
Less: Provision for doubtful receivables	(458)	(49)

Accounts receivable, net	$7,778	$4,835

Charges to provisions for doubtful accounts are summarized as follows:

Allowance for doubtful receivables	Balance at beginning of period	Charges to costs and expenses	Amount utilized		Balance at end of period
Year ended December 31, 2012	$(49)	$(409)	$	—	$(458)
Year ended December 31, 2011	$(49)	$—	$	—	$(49)
Year ended December 31, 2010	$(49)	$—	$	—	$(49)